Leases (Details 1) - ARS ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Subtotal value of finance lease liabilities	$ 71,868	$ 61,948
Less Than One Year [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Subtotal value of finance lease liabilities	13,763	7,102
Later Than One Year And Not Later Than Five Years [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Subtotal value of finance lease liabilities	18,105	12,446
Lease liabilities [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Subtotal value of finance lease liabilities	15,246	3,326
Future - financial charges on finance leases	(843)	(177)
Present value of finance lease liabilities	14,403	3,149
Lease liabilities [Member] | Less Than One Year [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Subtotal value of finance lease liabilities	6,945	1,690
Present value of finance lease liabilities	6,574	1,598
Lease liabilities [Member] | Later Than One Year And Not Later Than Five Years [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Subtotal value of finance lease liabilities	8,301	1,636
Present value of finance lease liabilities	$ 7,829	$ 1,551